BORROWINGS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Bank Borrowings [Abstract]
Outstanding borrowings	$ 88,410	$ 100,000
Revolving Credit Facility [Member]
Bank Borrowings [Abstract]
Line of credit facility borrowing amount	475,000	200,000
Outstanding borrowings	49,000	100,000
Undrawn revolving credit facilities	$ 426,000	$ 100,000
Weighted average interest rate	3.98%	0.93%
Secured Debt [Member]
Secured Borrowings [Abstract]
Outstanding borrowings	$ 39,410	$ 0